Short-Term Bank Loans (Tables)	6 Months Ended
Mar. 31, 2025
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:
	March 31, 2025	September 30, 2024
	(Unaudited)
Bank of China(1)	$413,411	427,497
Bank of Nanjing(2)	413,411	427,497
Bank of Huaxia(3)	1,378,036	1,424,988
Bank of Hangzhou(4)	551,215	712,495
Bank of Zheshang(5)	2,342,662	2,422,480
Deferred financing costs(6)	10,949	(17,436)
Total	$5,109,684	5,397,521
(1)	On August 24, 2024, the Company entered into a new loan agreement with Bank of China to obtain a loan of $427,497 (or RMB 3,000,000) for the period from August 26, 2024 to September 26, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Shichuang Tongsheng Financing Guarantee Limited. The Company is required to make quarterly interest payment with principal due at maturity. The balance of this loan on March 31, 2025 was $413,411(or RMB 3,000,000).

(2)	On March 18, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $284,998 (or RMB 2,000,000) of loan for the period from March 20, 2024 to March 19, 2025 with an annual interest rate of 5%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO, together with his wife, Ms. Dong Mingxing and Ms. Wenjun Jiang, the CTO of the Company, guaranteed the repayment of these loans. The Company repaid the loan on March 19, 2025.

On September 30, 2024, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $142,499 (or RMB 1,000,000) of loan for the period from September 30, 2024 to September 29, 2025 with an annual interest rate of 5.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans. The balance of this loan on March 31, 2025 was $137,804(or RMB 1,000,000).

On March 11, 2025, Global Mofy China and Bank of Nanjing entered into a loan agreement to borrow $ 275,607 (or RMB 2,000,000) of loan for the period from March 11, 2025 to September 10, 2026 with an annual interest rate of 5.2%. Mr. Haogang, Yang, the Chairman of the Company’s board of directors and CEO guaranteed the repayment of these loans.

(3)	On June 7, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from June 17, 2024 to June 17, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The balance of this loan on March 31, 2025 was $ 689,018 (or RMB 5,000,000).

On September 25, 2024, Global Mofy China and Huaxia Bank entered into a loan agreement to borrow $712,494 (or RMB 5,000,000) of loan for the period from September 27, 2024 to September 27, 2025 with a floating annual interest rate. The loan is guaranteed by a third party, Beijing Zhongguancun Technology Financing Guarantee Limited. The balance of this loan on March 31, 2025 was $ 689,018 (or RMB 5,000,000).

(4)	On May 17, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $284,998 (or RMB 2,000,000) for a term from May 23, 2024 to March 20, 2025 at a fixed annual interest rate of 4.2%. The loan is guaranteed by a third party, Beijing Yizhuang Guoji Financing Guarantee Limited. The Company repaid one of the loans on March 19, 2025, with an amount of $ 137,804 (or RMB 1,000,000). The balance of this loan on March 31, 2025 was $137,804 (or RMB 1,000,000).

On July 8, 2024, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $427,497 (or RMB 3,000,000) for a term from July 8, 2024 to January 4, 2025 at a fixed annual interest rate of 4.2%. The Company repaid the loan on January 4, 2025.

On January 8, 2025, Global Mofy China entered into a loan agreement with Bank of Hangzhou to obtain a loan of $413,411 (or RMB 3,000,000) for a term from January 8, 2025 to July 7, 2025 at a fixed annual interest rate of 4.2%.

(5)	On April 24, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from April 24, 2024 to April 24, 2025 at a fixed annual interest rate of 4.3%. The balance of this loan on March 31, 2025 was $1,171,331 (or RMB 8,500,000).

On August 30, 2024, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $1,211,240 (or RMB 8,500,000) for a term from August 30, 2024 to February 28, 2025 at a fixed annual interest rate of 4.2%. The Company repaid the loan on February 28, 2025.

On March 13, 2025, Global Mofy China entered into a loan agreement with Bank of Zheshang to obtain a loan of $ 1,171,331 (or RMB 8,500,000) for a term from March 13, 2025 to March 13, 2026 at a fixed annual interest rate of 4.2%.

(6)	In order to obtain the guarantees provided by the third-party guaranty company for the loans from banks, the Company incurred guarantee fees, which are deferred and presented on the consolidated balance sheets as a direct adjustment from the carrying amount of the loans and amortized to interest expense over the term of the associated loans.